Annual Total Returns [BarChart] - Ariel International Fund - Investor Class	Feb. 01, 2021
Bar Chart Table:
Annual Return 2012	4.34%
Annual Return 2013	26.13%
Annual Return 2014	(2.44%)
Annual Return 2015	4.18%
Annual Return 2016	(0.81%)
Annual Return 2017	16.35%
Annual Return 2018	(9.81%)
Annual Return 2019	12.84%
Annual Return 2020	6.85%